UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Executive Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-378-1630

Date of fiscal year end: 10/31

Date of reporting period: 7/1/16– 6/30/17

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2016 - 06/30/2017
Morgan Stanley Institutional Liquidity Funds

========== Morgan Stanley Institutional Liquidity Funds - Government  ==========
==========                         Portfolio                          ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds - Government  ==========
==========                   Securities Portfolio                     ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Morgan Stanley Institutional Liquidity Funds - Money  ============
=============                   Market Portfolio                    ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Morgan Stanley Institutional Liquidity Funds - Prime  ============
=============                      Portfolio                        ============

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:        NAC                            Security ID:  67066Y865
Meeting Date:  SEP 12, 2016                   Meeting Type: Annual
Record Date:   JUN 24, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds between For       For          Management
      Nuveen California Dividend Advantage
      Municipal Fund 2 And Nuveen California
      Dividend Advantage Municipal Fund 3
      and Nuveen California Dividend
      Advantage
2     Approve Reorganization of Funds between For       For          Management
      Nuveen California Dividend Advantage
      Municipal Fund 2 And Nuveen California
      Dividend Advantage Municipal Fund 3
      and Nuveen California Dividend
      Advantage
3     Issue Shares in Connection with         For       For          Management
      Acquisition
3     Issue Shares in Connection with         For       For          Management
      Acquisition

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:        NAC                            Security ID:  67066Y873
Meeting Date:  SEP 12, 2016                   Meeting Type: Annual
Record Date:   JUN 24, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds between For       For          Management
      Nuveen California Dividend Advantage
      Municipal Fund 2 And Nuveen California
      Dividend Advantage Municipal Fund 3
      and Nuveen California Dividend
      Advantage
2     Approve Reorganization of Funds between For       For          Management
      Nuveen California Dividend Advantage
      Municipal Fund 2 And Nuveen California
      Dividend Advantage Municipal Fund 3
      and Nuveen California Dividend
      Advantage
3     Issue Shares in Connection with         For       For          Management
      Acquisition
3     Issue Shares in Connection with         For       For          Management
      Acquisition

========== Morgan Stanley Institutional Liquidity Funds - Tax-Exempt  ==========
==========                         Portfolio                          ==========

NUVEEN AMT-FREE MUNICIPAL INCOME FUND

Ticker:        NEA                            Security ID:  670657808
Meeting Date:  AUG 19, 2016                   Meeting Type: Annual
Record Date:   APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds Between For       For          Management
      Nuveen Funds and Nuveen AMT-Free
      Municipal Income Fund
3     Issue Shares in Connection with         For       For          Management
      Acquisition

=========== Morgan Stanley Institutional Liquidity Funds - Treasury  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds - Treasury  ===========
===========                  Securities Portfolio                    ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 24, 2017
* Print the name and title of each signing officer under his or her signature.